Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (96.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (7.3%)
Comcast Corp. - Class A	162,035	8,768
Omnicom Group, Inc.	67,490	5,004

Total		13,772

Consumer Discretionary (18.9%)
Booking Holdings, Inc. *	2,825	6,582
Dollar General Corp.	41,591	8,427
Dollar Tree, Inc. *	69,394	7,943
Sony Corp., ADR *	79,219	8,398
The TJX Cos., Inc.	67,130	4,440

Total		35,790

Consumer Staples (7.3%)
Nestle SA, ADR	29,865	3,330
PepsiCo, Inc.	26,953	3,813
Unilever PLC, ADR	119,707	6,683

Total		13,826

Energy (1.6%)
Schlumberger, Ltd.	113,360	3,082

Total		3,082

Financials (23.6%)
Arch Capital Group, Ltd. *	58,568	2,247
Berkshire Hathaway, Inc. - Class B *	48,201	12,314

Common Stocks (96.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
The Charles Schwab Corp.	117,635	7,668
Chubb, Ltd.	29,778	4,704
JPMorgan Chase & Co.	47,230	7,190
Northern Trust Corp.	51,330	5,395
The Progressive Corp.	52,042	4,976

Total		44,494

Health Care (16.2%)
Fresenius Medical Care AG & Co. KGaA, ADR	116,882	4,311
Koninklijke Philips NV *	117,627	6,708
Quest Diagnostics, Inc.	61,600	7,906
Smith & Nephew PLC, ADR	123,044	4,663
UnitedHealth Group, Inc.	18,600	6,921

Total		30,509

Industrials (16.1%)
Dover Corp.	27,979	3,837
Eaton Corp. PLC	43,229	5,978
Emerson Electric Co.	29,465	2,658
Expeditors International of Washington, Inc.	35,848	3,860
Masco Corp.	168,664	10,103
PACCAR, Inc.	42,896	3,986

Total		30,422

Common Stocks (96.7%)	Shares/ Par +	Value $ (000’s)
Information Technology (2.8%)
Micron Technology, Inc. *	60,685	5,353

Total		5,353

Materials (2.9%)
PPG Industries, Inc.	35,965	5,404

Total		5,404

Total Common Stocks (Cost: $131,341)		182,652

Short-Term Investments (3.3%)
Money Market Funds (3.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040% #	6,187,965	6,188

Total		6,188

Total Short-Term Investments (Cost: $6,188)		6,188

Total Investments (100.0%) (Cost: $137,529)@		188,840

Other Assets, Less Liabilities (0.0%)		73

Net Assets (100.0%)		188,913

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $137,529 and the net unrealized appreciation of investments based on that cost was $51,311 which is comprised of $55,381 aggregate gross unrealized appreciation and $4,070 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Blend Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$182,652	$—	$—
Short-Term Investments	6,188	—	—

Total Assets:	$188,840	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand